ACCOUNTS PAYABLE AND OTHER	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS PAYABLE AND OTHER	ACCOUNTS PAYABLE AND OTHER

US$ MILLIONS	Note	2022	2021
Current:
Accounts payable		$1,872	$1,877
Accrued liabilities		1,395	1,103
Deferred revenue	(i)	460	338
Lease liabilities		384	416
Provisions(1)		127	161
Loans and notes payable		147	—
Other liabilities		93	124
Total current		$4,478	$4,019

Non-current:
Lease liabilities		$3,037	$3,423
Deferred revenue	(i)	254	366
Accrued liabilities		178	200
Provisions(1)		426	492
Pension liabilities(2)		8	172
Loans and notes payable		27	28
Other liabilities		234	346
Total non-current		$4,164	$5,027

(1)Provisions primarily relate to decommissioning and site restoration liabilities at our Western Canadian natural gas gathering and processing operation and our Indian telecom tower operation.
(2)See Note 33, Retirement Benefit Plans, for further details.
Brookfield Infrastructure’s exposure to currency and liquidity risk related to trade and other payables is disclosed in Note 36, Financial Risk Management.

(i)Deferred revenue
Deferred revenue relates primarily to cash contributions from third parties to build or upgrade existing network capabilities at our Australian rail operation, for future natural gas and electricity connections at our U.K. regulated distribution operation, for future transportation of gas at our Indian natural gas operation, for future protection plans at our North American residential energy infrastructure operation and to build or upgrade existing networks at our U.K. telecom towers operation. The deferred revenue is recorded on receipt of cash payments and recognized as revenue as services are rendered over the life of the contracted track access, connections arrangements, gas transportation agreement, contract plans or networks.